Accounts Payable and Accrued Expenses (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of accounts payable and accrued expenses
Accounts payable	$ 2,978,852	$ 370,675	$ 294,083
Accrued wages	115,500	97,961	71,030
Accrued sales and payroll taxes	214,679
Accrued fees	1,293,854	72,038
Accrued interest expense	4,553	7,200
Total	$ 4,607,438	$ 547,874	$ 365,113